Other Receivables, Deposits and Other Assets (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of Other Receivables, Deposits and Other Assets
	As of August 31,
	2020	2021
	RMB	RMB
Other receivables from third parties (a)	68,910	9,026
Advances to employees	9,407	5,089
Deposits	15,421	11,656
Interest receivable	4,517	2,262
Prepaid tax and deductible value-added tax-in	6,442	7,733
Rental prepayment (b)	6,375	3,085
Prepayment for suppliers	40,713	34,979
Others	14,430	8,086
	166,215	81,916
Less: allowance for other receivables	-	(797)
	166,215	81,119

(a)	Other receivables from third parties mainly includes USD 8,711(approximately RMB 59,648) deposit paid for acquisition of equity interest of an US education group as of August 31, 2020. The acquisition was terminated in fiscal year 2020, and the deposit paid was subsequently turned into a promissory note issued by the Company to the contractual parties in November 2020. Pursuant to the promissory note, the principal amount of USD 8,711 will be repaid on December 31, 2022 at a rate of 9% per annum compounding quarterly. As of August 31, 2021, it was recorded as other non-current asset on the consolidated balance sheet. In fiscal year 2021, the Group recorded RMB 5,319 interest income, of which RMB 2,262 was included in interest receivable as of August 31, 2021.

(b)	Rental prepayment represents the prepayment of rent related to leases less than 12 months.